32. Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	R$ 21,574,289		R$ 21,061,792		R$ 24,673,224
PIS/Pasep and Cofins	(1,788,714)		(1,801,359)		(2,044,072)
ICMS (VAT)	(3,734,940)		(4,131,780)		(4,370,805)
Regulatory charges	(2,020,674)		(2,022,232)		(3,307,940)
Service tax (ISSQN)	(5,388)		(4,668)		(4,563)
Net operating revenues	14,024,573		13,101,753		14,945,844
Electricity sales to final customers
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	8,689,516		9,606,133		11,289,201
PIS/Pasep and Cofins	(749,683)		(884,681)		(1,045,529)
ICMS (VAT)	(2,039,245)		(2,426,940)		(2,784,289)
Regulatory charges	(1,219,055)		(1,063,007)		(1,712,463)
Service tax (ISSQN)	0		0		0
Net operating revenues	4,681,533		5,231,505		5,746,920
Electricity sales to final customers | Residential
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	2,829,626		2,841,218		3,554,995
PIS/Pasep and Cofins	(242,916)		(298,659)		(330,341)
ICMS (VAT)	(771,902)		(790,401)		(850,197)
Regulatory charges	(433,080)		(380,973)		(569,767)
Service tax (ISSQN)	0		0		0
Net operating revenues	1,381,728		1,371,185		1,804,690
Electricity sales to final customers | Industrial
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	2,382,314		3,029,411		3,829,081
PIS/Pasep and Cofins	(208,226)		(273,901)		(352,086)
ICMS (VAT)	(433,088)		(674,630)		(910,291)
Regulatory charges	(252,531)		(284,922)		(517,248)
Service tax (ISSQN)	0		0		0
Net operating revenues	1,488,469		1,795,958		2,049,456
Electricity sales to final customers | Trade, services and other activities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,908,426		2,130,228		2,511,750
PIS/Pasep and Cofins	(163,834)		(194,630)		(233,626)
ICMS (VAT)	(548,328)		(622,946)		(720,302)
Regulatory charges	(291,798)		(247,449)		(401,855)
Service tax (ISSQN)	0		0		0
Net operating revenues	904,466		1,065,203		1,155,967
Electricity sales to final customers | Rural
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	772,465		815,079		546,685
PIS/Pasep and Cofins	(66,314)		(48,216)		(50,800)
ICMS (VAT)	(75,137)		(120,854)		(68,351)
Regulatory charges	(119,645)		(61,557)		(88,196)
Service tax (ISSQN)	0		0		0
Net operating revenues	511,369		584,452		339,338
Electricity sales to final customers | Public entities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	236,719		236,550		273,120
PIS/Pasep and Cofins	(20,322)		(21,881)		(25,379)
ICMS (VAT)	(46,506)		(48,148)		(54,202)
Regulatory charges	(36,418)		(27,986)		(43,876)
Service tax (ISSQN)	0		0		0
Net operating revenues	133,473		138,535		149,663
Electricity sales to final customers | Public lighting
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	244,381		229,182		271,036
PIS/Pasep and Cofins	(20,979)		(21,199)		(25,185)
ICMS (VAT)	(70,811)		(66,481)		(79,645)
Regulatory charges	(37,359)		(26,962)		(43,302)
Service tax (ISSQN)	0		0		0
Net operating revenues	115,232		114,540		122,904
Electricity sales to final customers | Public service
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	315,585		324,465		302,534
PIS/Pasep and Cofins	(27,092)		(26,195)		(28,112)
ICMS (VAT)	(93,473)		(103,480)		(101,301)
Regulatory charges	(48,224)		(33,155)		(48,219)
Service tax (ISSQN)	0		0		0
Net operating revenues	146,796		161,635		124,902
Electricity sales to distributors
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	3,529,770		2,963,349		4,130,184
PIS/Pasep and Cofins	(300,003)		(239,531)		(350,796)
ICMS (VAT)	0		0		0
Regulatory charges	(53,413)		(47,746)		(71,947)
Service tax (ISSQN)	0		0		0
Net operating revenues	3,176,354		2,676,072		3,707,441
Electricity sales to distributors | Bilateral contracts
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,947,862		1,366,552		1,160,503
PIS/Pasep and Cofins	(203,994)		(134,439)		(196,524)
ICMS (VAT)	0		0		0
Regulatory charges	(30,656)		(23,361)		(20,301)
Service tax (ISSQN)	0		0		0
Net operating revenues	1,713,212		1,208,752		943,678
Electricity sales to distributors | Electric Energy Trade Chamber - CCEE
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,077,943		753,392		2,159,431
PIS/Pasep and Cofins	(45,889)		(23,116)		(18,079)
ICMS (VAT)	0		0		0
Regulatory charges	(16,966)		(12,879)		(37,774)
Service tax (ISSQN)	0		0		0
Net operating revenues	1,015,088		717,397		2,103,578
Electricity sales to distributors | CCEAR (auction)
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	367,970		673,154		793,036
PIS/Pasep and Cofins	(38,537)		(66,223)		(134,295)
ICMS (VAT)	0		0		0
Regulatory charges	(5,791)		(11,508)		(13,872)
Service tax (ISSQN)	0		0		0
Net operating revenues	323,642		595,423		644,869
Electricity sales to distributors | Interest
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	82,160		96,783
PIS/Pasep and Cofins	0		0
ICMS (VAT)	0		0
Regulatory charges	0		0
Service tax (ISSQN)	0		0
Net operating revenues	82,160		96,783
Electricity sales to distributors | Quota system
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	53,835		73,468		17,214
PIS/Pasep and Cofins	(11,583)		(15,753)		(1,898)
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	0		0		0
Net operating revenues	42,252		57,715		15,316
Use of the main distribution and transmission grid
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	6,442,761		6,974,829		5,879,729
PIS/Pasep and Cofins	(588,291)		(575,166)		(547,565)
ICMS (VAT)	(1,488,323)		(1,511,601)		(1,420,129)
Regulatory charges	(748,206)		(911,479)		(1,523,530)
Service tax (ISSQN)	0		0		0
Net operating revenues	3,617,941		3,976,583		2,388,505
Use of the main distribution and transmission grid | Residential
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	2,025,400		2,060,305		1,961,163
PIS/Pasep and Cofins	(189,915)		(192,823)		(183,621)
ICMS (VAT)	(572,269)		(584,025)		(547,296)
Regulatory charges	(252,690)		(306,096)		(523,264)
Service tax (ISSQN)	0		0		0
Net operating revenues	1,010,526		977,361		706,982
Use of the main distribution and transmission grid | Industrial
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,076,613		1,246,575		1,280,283
PIS/Pasep and Cofins	(96,059)		(112,443)		(117,076)
ICMS (VAT)	(385,725)		(391,804)		(370,565)
Regulatory charges	(126,842)		(177,993)		(333,412)
Service tax (ISSQN)	0		0		0
Net operating revenues	467,987		564,335		459,230
Use of the main distribution and transmission grid | Trade, services and other activities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,310,903		1,409,771		1,399,336
PIS/Pasep and Cofins	(122,168)		(131,352)		(130,688)
ICMS (VAT)	(386,320)		(402,233)		(388,512)
Regulatory charges	(162,367)		(208,471)		(372,433)
Service tax (ISSQN)	0		0		0
Net operating revenues	640,048		667,715		507,703
Use of the main distribution and transmission grid | Rural
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	342,195		339,438		300,297
PIS/Pasep and Cofins	(32,056)		(31,752)		(28,116)
ICMS (VAT)	(25,811)		(15,451)		(5,890)
Regulatory charges	(43,365)		(51,196)		(80,913)
Service tax (ISSQN)	0		0		0
Net operating revenues	240,963		241,039		185,378
Use of the main distribution and transmission grid | Public entities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	174,427		168,823		161,275
PIS/Pasep and Cofins	(16,355)		(15,800)		(15,100)
ICMS (VAT)	(33,384)		(33,369)		(31,870)
Regulatory charges	(21,922)		(25,224)		(43,164)
Service tax (ISSQN)	0		0		0
Net operating revenues	102,766		94,430		71,141
Use of the main distribution and transmission grid | Public lighting
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	167,907		167,255		153,826
PIS/Pasep and Cofins	(15,744)		(15,653)		(14,402)
ICMS (VAT)	(48,668)		(48,489)		(44,553)
Regulatory charges	(20,935)		(24,839)		(41,027)
Service tax (ISSQN)	0		0		0
Net operating revenues	82,560		78,274		53,844
Use of the main distribution and transmission grid | Public service
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	126,795		125,928		111,539
PIS/Pasep and Cofins	(11,889)		(11,786)		(10,443)
ICMS (VAT)	(36,146)		(36,230)		(31,443)
Regulatory charges	(15,816)		(18,703)		(29,757)
Service tax (ISSQN)	0		0		0
Net operating revenues	62,944		59,209		39,896
Use of the main distribution and transmission grid | Free consumers
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	663,248		398,024		282,241
PIS/Pasep and Cofins	(62,190)		(37,251)		(26,426)
ICMS (VAT)	0		0		0
Regulatory charges	(84,633)		(60,242)		(76,104)
Service tax (ISSQN)	0		0		0
Net operating revenues	516,425		300,531		179,711
Use of the main distribution and transmission grid | Basic network, BN connections, and connection grid
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,387		1,494		1,352
PIS/Pasep and Cofins	(130)		(140)		(127)
ICMS (VAT)	0		0		0
Regulatory charges	(177)		(226)		(365)
Service tax (ISSQN)	0		0		0
Net operating revenues	1,080		1,128		860
Use of the main distribution and transmission grid | Operating and maintenance income - O&M
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	113,324		151,984		91,772
PIS/Pasep and Cofins	(16,733)		(5,456)		(11,643)
ICMS (VAT)	0		0		0
Regulatory charges	(7,793)		(8,026)		(12,466)
Service tax (ISSQN)	0		0		0
Net operating revenues	88,798		138,502		67,663
Use of the main distribution and transmission grid | Interest income
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	440,562	[1]	905,232	[2]	136,645
PIS/Pasep and Cofins	(25,051)		(20,710)		(9,923)
ICMS (VAT)	0		0		0
Regulatory charges	(11,666)		(30,461)		(10,627)
Service tax (ISSQN)	0		0		0
Net operating revenues	403,845		854,061		116,095
Construction income
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	868,001		1,279,642		1,196,324
PIS/Pasep and Cofins	0		0		0
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	0		0		0
Net operating revenues	868,001		1,279,642		1,196,324
Fair value of assets from the indemnity for the concession
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	57,080		132,741		217,713
PIS/Pasep and Cofins	0		0		0
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	0		0		0
Net operating revenues	57,080		132,741		217,713
Telecommunications
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	426,773		357,361		277,876
PIS/Pasep and Cofins	(15,854)		(13,872)		(10,760)
ICMS (VAT)	(99,460)		(79,582)		(55,038)
Regulatory charges	0		0		0
Service tax (ISSQN)	(2,507)		(2,326)		(2,151)
Net operating revenues	308,952		261,581		209,927
Distribution of piped gas
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	621,992		647,579		704,625
PIS/Pasep and Cofins	(58,959)		(62,037)		(66,877)
ICMS (VAT)	(107,912)		(113,657)		(111,349)
Regulatory charges	0		0		0
Service tax (ISSQN)	(306)		0		0
Net operating revenues	454,815		471,885		526,399
Sectorial financial assets and liabilities result
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	767,040		(1,079,662)		858,170
PIS/Pasep and Cofins	(48,214)		0		0
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	0		0		0
Net operating revenues	718,826		(1,079,662)		858,170
Other operating revenue
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	171,356		179,820		119,402
PIS/Pasep and Cofins	(27,710)		(26,072)		(22,545)
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	(2,575)		(2,342)		(2,412)
Net operating revenues	141,071		151,406		94,445
Other operating revenue | Leasing and rent
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	109,230		103,793		88,008
PIS/Pasep and Cofins	(17,664)		(15,049)		(16,618)
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	0		0		0
Net operating revenues	91,566		88,744		71,390
Other operating revenue | Income from rendering of services
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	30,247		32,575		17,203
PIS/Pasep and Cofins	(4,891)		(4,723)		(3,248)
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	(2,575)		(2,342)		(2,412)
Net operating revenues	22,781		25,510		11,543
Other operating revenue | Charged service
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	15,981		10,148		8,773
PIS/Pasep and Cofins	(2,584)		(1,471)		(1,656)
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	0		0		0
Net operating revenues	13,397		8,677		7,117
Other operating revenue | Other income
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	15,898		33,304		5,418
PIS/Pasep and Cofins	(2,571)		(4,829)		(1,023)
ICMS (VAT)	0		0		0
Regulatory charges	0		0		0
Service tax (ISSQN)	0		0		0
Net operating revenues	R$ 13,327		R$ 28,475		R$ 4,395

[1]	Of the total gross revenue from Interest income, R$361,156 refers to the gain on RBSE assets (Note 10.4).
[2]	Of the total gross revenue from Interest income, R$809,639 refers to the gain on RBSE assets (Note 10.4).